Investment Properties (Details 4) - ARS ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Net book value	$ 1,727	$ 1,902
Net book value	144,864	176,473	$ 129,502
Cordoba Shopping [Member]
Statement [Line Items]
Net book value	$ 1,727	$ 1,902